Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 13: Stockholders' Equity

Common Stock
In December 2011, the Board of Directors adopted a resolution allowing for the repurchase of shares of the Company's common stock up to an amount of $500.0 million.  This authorization superceded and replaced all previous authorizations.  The Company, under this authorization, may purchase shares directly or indirectly by way of open market transactions or structured programs, including the use of derivatives, for the Company's own account or through commercial banks or financial institutions.
Changes in the number of shares of the Company's outstanding stock for the last three years were as follows:

	Common Stock	Treasury Stock	Shares Outstanding

Balance - December 31, 2008	236,316,873	(19,424,120)	216,892,753

Purchase of treasury stock	−	(935,178)	(935,178)
Stock issued related to the NATCO acquisition	23,637,708	237,323	23,875,031
Stock issued under stock compensation plans	−	1,668,217	1,668,217
Stock issued upon conversion of the 1.5% Convertible Debentures	3,156,891	−	3,156,891

Balance - December 31, 2009	263,111,472	(18,453,758)	244,657,714

Purchase of treasury stock	–	(3,176,705)	(3,176,705)
Stock issued under stock compensation plans	–	2,432,821	2,432,821

Balance - December 31, 2010	263,111,472	(19,197,642)	243,913,830

Purchase of treasury stock	–	(49,000)	(49,000)
Stock issued under stock compensation plans	–	1,667,245	1,667,245

Balance - December 31, 2011	263,111,472	(17,579,397)	245,532,075

     At December 31, 2011, 11,149,841 shares of unissued common stock were reserved for future issuance under various stock compensation plans.

Preferred Stock
The Company is authorized to issue up to 10.0 million shares of preferred stock, par value of $.01 per share.  Shares of preferred stock may be issued in one or more series of classes, each of which series or class shall have such distinctive designation or title and terms as shall be fixed by the Board of Directors of the Company prior to issuance of any shares.

Retained Earnings
Delaware law, under which the Company is incorporated, provides that dividends may be declared by the Company's Board of Directors from a current year's earnings as well as from the total of capital in excess of par value plus the retained earnings, which amounted to approximately $5.4 billion at December 31, 2011.